Nuveen
Exchange-Traded Funds

August 31, 1998

Annual Report

Dependable, tax-free income to help you keep more of what you earn.

NPC
NCL
NCU
California
Photo of: People talking on dock.

Highlights
As of August 31, 1998

         Contents
  1      Dear Shareholder
  3      Portfolio Manager Roundtable
  5      NPC Performance Overview
  6      NCL Performance Overview
  7      NCU Performance Overview
  8      Report of Independent Auditors
  9      Portfolio of Investments
 19      Statement of Net Assets
 20      Statement of Operations
 21      Statement of Changes in Net Assets
 22      Notes to Financial Statements
 26      Financial Highlights
 28      Building Better Portfolios
 29      Fund Information

================================================================================


Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC)
                                   o Taxable-equivalent yield of 8.24% *
                                   o One-year total return net asset
                                     value of 11.51%
                                   o Dividend increase in August, 1998
Pie Chart:
Insured                  71%
U.S. Guaranteed          29%


Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL)
                                   o Taxable-equivalent yield of 8.21% *
                                   o One-year total return net asset
                                     value of 10.95%
                                   o Dividend increase in August, 1998

Pie Chart:
Insured                  93%
U.S. Guaranteed           7%


Nuveen California Premium Income Municipal Fund (NCU)
                                   o Taxable-equivalent yield of 8.42% *
                                   o One-year total return net asset value of
                                     10.83%
                                   o Stable dividend for 40 consecutive months

Pie Chart:
AAA/U.S. Guaranteed      65%
AA                        9%
A                        13%
BBB/NR                   13%

* For investors in the 37.4% federal and state income tax bracket. See your funds' Performance Overview in this report for more information.

Photo of: Timothy R. Schwertfeger
Chairman of the Board


Sidebar text: Wealth takes a lifetime to build. Once achieved, it should be preserved.

Dear Shareholder

I'm pleased to report that over the past 12 months, the Nuveen California Exchange-Traded Funds have continued to perform well, meeting their primary objective of providing you with competitive levels of tax-free income. The strong market in fixed-income securities, bolstered by investor demand for quality investments such as these, benefited the funds and led to generally higher share prices over the past year. Competitive tax-free income, enhanced by strong share price performance, illustrates once again that municipal bonds provide an excellent investment for income-oriented investors.


THE ECONOMY IN REVIEW
Over the past year, the markets endured bouts of volatility, as the Asian financial crisis spilled over into emerging markets and affected economies around the globe. Investors responded by seeking a haven from the ongoing uncertainty in more conservative investments, such as municipal bond funds. As interest rates on municipal bonds continued to trend downward, the competitive yields offered by these funds stimulated additional investor interest.

As a result, the market for exchange-traded municipal bond funds has been exceptionally strong. Exchange-traded funds continue to represent a bright spot among fixed-income investments. These funds have paid competitive current market yields in a market that places a high premium on yield. In addition, the funds have generally maintained excellent levels of call protection, resulting in relatively stable income streams. Bond calls may occur in these portfolios, however, resulting in a dividend reduction for the fund. But, the very nature of exchange-traded funds helps them retain call protection and competitive yields because, unlike mutual funds, exchange-traded funds can focus on maintaining a fully invested portfolio without the need to raise cash for redemption requirements. These qualities have generated strong demand for most of the funds, which should lead to improved share prices overall.

In the coming months, we will continue to watch several key factors affecting the future of the economy, including the strength of the dollar, employment figures, corporate earnings reports, and further interest rate indications from the Federal Reserve. These factors will influence the outlook for fixed-income markets during the remainder of the year.


MUNICIPAL MARKET REVIEW
Over the past year, the declining interest rate environment drove yields on 30-year Treasuries to their lowest levels since the U.S. government began selling these bonds in 1977. The story in the municipal market, however, was quite different. As yields on the long Treasury bond reached historic lows, the yield on the Bond Buyer 40, an unmanaged index of long-term municipal bonds, fell just 42 basis points - from 5.53% to 5.11% - compared with the dramatic 134-point drop in Treasury yields over the past 12 months. As of August 31, 1998 the ratio between Treasury yields and municipal yields stood at 92%, compared with the more typical range of 80-82%. For investors, this means that municipal bonds offered 92% of the yield of a Treasury bond with comparable characteristics - before taxes are taken into account.

One of the main factors in the steep decline in Treasury yields was the strong interest in these investments by both international and conservative investors. As problems in Asia continued to spread and the dollar strengthened against foreign currencies, the demand for U.S.-dollar denominated Treasury securities increased overseas. Similarly, conservative investors made a "flight to quality" in search of shelter from global concerns by moving assets into high-quality U.S. Treasury bonds. In addition, the federal budget surplus resulted in a cutback in issuance at that level, leaving fewer bonds to meet the strong demand.

In the municipal market, where foreign demand was limited by the inapplicability of tax advantages, low interest rates and a strong economy combined to generate high levels of new issuance and a dramatic increase in the refinancing of existing bonds. The first six months of 1998 saw $146 billion of new municipal bond issuance, up 51% over the same period in 1997, and $42 billion in refunding activity, an increase of 118% from last year. The continued strength of the U.S. economy has brought about improvements in the fundamental financial health of many municipalities and boosted the overall credit quality of municipal bonds. This enhanced credit quality also contributed to the funds' performance, as the upgraded bonds increased in value.


NUVEEN EXPERTISE IS KEY
The key to taking advantage of the exceptional values currently available in the municipal market is the expertise of a proven investment manager. At Nuveen, we recognize the value of time-tested expertise. The high level of recent municipal issuance, for example, highlights the value of our expertise in the municipal market, as our portfolio management teams carefully analyze the flood of issues to select those securities best suited to helping the funds achieve their investment objectives.

Nuveen has assembled a group of Premier AdvisersSM that can provide years of experience and time-tested expertise in a given asset class. In addition to Nuveen Advisory Corporation, our Premier Adviser for tax-free investing, you can rely on our growing group of other advisers to provide the expertise that makes the difference in the equity market, including Institutional Capital Corporation for value investing and Rittenhouse Financial Services for growth investing. For more information about our funds managed by other Nuveen Advisors, including charges and expenses, contact your financial adviser for a prospectus or Nuveen at (800) 621-7227. Read it carefully before you invest or send money.

We encourage you to talk with your financial adviser about the ways Nuveen's expanding selection of investments, together with our expertise, can help you establish the foundation of a diversified portfolio designed to build and sustain long-term financial security. When seeking quality investment solutions that withstand the test of time, you can count on Nuveen. Our expertise provides the key to building a well-balanced portfolio that can help you achieve your financial goals.

Sincerely,


Timothy R. Schwertfeger
Chairman of the Board

October 15, 1998

Sidebar text: "Our expertise provides the key to building a well-balanced portfolio that can help you achieve your financial goals."

Nuveen California Premium Income Municipal Funds
Portfolio Manager Roundtable
Portfolio managers Mike Davern and Bill Fitzgerald discuss the California municipal market, fund performance, and key investment strategies for the Nuveen California Premium Income Municipal Funds. Mike and Bill assumed portfolio management responsibilities for the funds on July 1, 1998, as part of Nuveen's efforts to enhance the efficient use of staff resources and portfolio manager expertise. Mike, who joined Nuveen in 1991, has 15 years of experience as an investment professional and manages a range of Nuveen state municipal bond funds. Bill has over a decade of experience as an investment professional at Nuveen and manages several other California municipal bond funds.


CALIFORNIA STATE UPDATE
The California economy has continued to expand, as it diversifies away from a reliance on aerospace and defense spending into a variety of sectors, including service industries, high technology, and financial services. This diversification has broadened the state's economic base and strengthened its position by reducing the risk that a downturn in one industry will result in recession for the entire state, as happened in the early 1990's. While California's heavy use of Asian intermediaries in the manufacturing process has caused recent concern about a potential slowdown in some industries, in light of Asia's recent financial troubles, the overall picture is strong. Employment has reached levels unseen since before the recession, and the state government is in good shape fiscally, with improved cash flows and a positive balance sheet. With increasing state revenues, California is now trying to remedy some of the financial stress it placed on cities and counties during the recession when it took over local revenue and passed along expenses. The state's improving credit was recently recognized with an upgrade by one rating agency, and California bonds are already trading at prices above what their current credit rating of A+ might warrant.

In response to low interest rates, the expanding economy, and California's continued population growth, the state's municipal bond issuance during the first eight months of 1998 increased by 65% over the same period in 1997. Issuance by the land-based financing sector has been particularly strong, as real estate values in the state continue to improve and development activity accelerates in this favorable environment. Supply is expected to remain heavy over the next few years due to the continuing need for infrastructure financing, increased school spending, and new prison construction. In recent months, volatility in the equity markets, combined with the high level of California taxes, has boosted demand for municipal bonds. Demand from institutional buyers such as insurance companies and hedge funds has also increased, as these investors recognized the exceptionally attractive values currently offered by these bonds.

FUND PERFORMANCE
For the year ended August 31, 1998, the Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC) and the Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL) produced total returns at net asset value of 11.51% and 10.95%, respectively, compared with 9.31% for the Lehman California Insured Municipal Bond Index. The taxable equivalent returns were 14.74% and 14.19%, respectively, for investors in the 37.4% federal and California state income tax bracket. For the same period, the Nuveen California Premium Income Municipal Fund (NCU) produced a total return on net asset value of 10.83%, outpacing the Lehman California Municipal Bond Index's annual return of 8.91% and providing a taxable-equivalent return of 14.15% for investors in the combined 37.4% federal and California state income tax bracket.

While attractive levels of tax-free income from bonds purchased when yields were higher contributed to the total returns of these funds, the majority of the funds' outperformance can be attributed to longer leverage-adjusted durations. The leverage adjusted durations for NPC and NCL were 11.62 years and 9.44 years, respectively, versus 8.88 years for the leveraged insured California index. NCU's duration was 10.25 years, compared to the leveraged California index's
7.95 years. Over the past 12 months, as financial turmoil abroad sparked a degree of volatility in the U.S. interest rate markets, yields for all types of bonds generally trended downward. In this environment, longer duration proved to be beneficial to performance. Duration measures a bond fund's price volatility, or reaction to interest rate movements. The longer the duration, the more sensitive the fund is to changes in interest rates. During a period of falling interest rates and market rallies, longer duration enabled all three funds to participate more fully in market gains. However, when rates rise, longer duration can make the funds more vulnerable to potential price declines.

Despite the low interest rate environment of the past year, good call protection helped to support the dividends of the three funds and protect income from erosion. NCU has now provided shareholders with 40 consecutive months of steady income. As of August 31, 1998, the fund offered a very competitive current market yield of 5.27%, which translates to 8.42% on a taxable-equivalent basis for investors in the combined 37.4% federal and state income tax bracket. NPC and NCL increased their dividends effective August 1998. These funds now offer current market yields of 5.16% and 5.14%, respectively, equivalent to taxable yields of 8.24% and 8.21%.

As Tim mentioned in his letter to shareholders, share price performance among the Nuveen exchange-traded funds has been strong over the past 12 months. Falling interest rates caused the share prices of the Nuveen California Premium Income funds to improve. As a result, the discounts on these funds narrowed dramatically over the course of the year. As of August 31, 1998, each fund was trading at a slight discount to its net asset value, presenting excellent opportunities for investors to acquire additional shares.


KEY STRATEGIES
Maintaining dividends is the top priority for each of these funds, and our strategies continue to focus on accomplishing this objective. For the two insured funds, NPC and NCL, this includes capturing the premiums earned by the funds as the market rallied by selling selected bonds at a profit, reinvesting the proceeds, and using tax loss carry-forwards to offset capital gains. This strategy enables us to avoid capital gain distributions to shareholders and grow the funds' principal, effectively providing an additional way to grow income in a declining interest rate environment. For NCU, we have focused on investing in lower-rated and non-rated securities to capture the additional yield offered by these bonds and increase portfolio earnings.

OUTLOOK FOR THE FUTURE
The current market environment - influenced by declining interest rates, benign inflation, and good municipal supply - has helped to position municipal bonds as one of the most compelling values available in the market today. We expect the excellent municipal-to-Treasury ratio, combined with continued volatility in the equity markets and investors' needs to rebalance their equity and bond portfolios, will result in increasing demand for municipal bonds. Investors who take advantage of current opportunities in the municipal market will be rewarded with healthy returns and attractive yields as the market recognizes the value of these quality investments.

Looking ahead for the California Premium Income Municipal Funds, our focus will continue to be on supporting the income streams of these funds, especially if we remain in a low interest rate environment. Over the next two years, NPC will face bond calls affecting about 7% of its portfolio. Our goal will be to maintain the dividend by reinvesting the proceeds of these calls in bonds with attractive yields. We currently favor bonds issued by sectors such as water and sewer projects, where scarcity has enhanced value. Nuveen's expertise as an experienced investment manager knowledgeable about the unique aspects of the California municipal market is key to our ability to select the right securities for our portfolios and add value for our investors.

Nuveen Insured California Premium Income Municipal Fund, Inc.
Performance Overview
As of August 31, 1998

NPC

Portfolio Statistics
==================================================
Inception Date                               11/92
--------------------------------------------------
Share Price                               15 15/16
--------------------------------------------------
Net Asset Value Per Share                   $16.31
--------------------------------------------------
Current Market Yield                         5.16%
--------------------------------------------------
Taxable-Equivalent Yield (Federal Only)(1)   7.48%
--------------------------------------------------
Taxable-Equivalent Yield
  (Federal and State)(1)                     8.24%
--------------------------------------------------
Fund Net Assets ($000)                    $149,478
--------------------------------------------------
Average Weighted Maturity (Years)            21.49
--------------------------------------------------
Leverage-Adjusted Duration (Years)           11.62
--------------------------------------------------

Annualized Total Return
==================================================
                      On Share Price        On NAV
--------------------------------------------------
1-Year                        15.85%        11.51%
--------------------------------------------------
3-Year                        13.95%         9.84%
--------------------------------------------------
5-Year                         6.63%         7.05%
--------------------------------------------------
Since Inception                6.92%         8.29%
--------------------------------------------------

Taxable-Equivalent Total Return(2)
==================================================
                      On Share Price        On NAV
--------------------------------------------------

1-Year                        19.27%        14.74%
--------------------------------------------------
3-Year                        17.56%        13.18%
--------------------------------------------------
5-Year                        10.26%        10.48%
--------------------------------------------------
Since Inception               10.42%        11.65%
--------------------------------------------------

Top Five Sectors (as a % of total investments)
==================================================
U.S. Guaranteed                                29%
--------------------------------------------------
Water and Sewer                                20%
--------------------------------------------------
Tax Obligation (Limited)                       17%
--------------------------------------------------
Utilities                                      11%
--------------------------------------------------
Tax Obligation (General)                        6%
--------------------------------------------------


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. The federal only rate is based on the current market yield and a federal income tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 37.4%.

2 Taxable-equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 37.4%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

Bar Chart:
1997-1998 Monthly Tax-Free Dividends Per Share
September 1997                         0.0675
October 1997                           0.0675
November 1997                          0.0675
December 1997                          0.0675
January 1998                           0.0675
February 1998                          0.0675
March 1998                             0.0675
April 1998                             0.0675
May 1998                               0.0675
June 1998                              0.0675
July 1998                              0.0675
August 1998                            0.0685

Mountain Chart:
Share Price Performance
Weekly Closing Price
9/5/97      14.75
15
14.813
14.75
15.375
14.875
15.188
15.25
15
14.688
14.813
14.625
15.188
15.063
14.938
15.188
15.188
15.313
15.375
15.25
15.563
15.625
15.438
15.563
15.5
15.75
15.875
15.625
15.875
15.813
15.813
15.5
15.313
15.438
15
15
15.063
15.188
15.5
15.75
15.813
16.125
15.938
16.063
15.75
15.438
15.438
15.5
15.5
15.563
8/31/98      15.9375
Past performance is not predictive of future results.

Nuveen Insured California Premium Income Municipal Fund 2, Inc.
Performance Overview
As of August 31, 1998

NCL

Portfolio Statistics
==================================================
Inception Date                                3/93
--------------------------------------------------
Share Price                               14 13/16
--------------------------------------------------
Net Asset Value Per Share                   $14.82
--------------------------------------------------
Current Market Yield                         5.14%
--------------------------------------------------
Taxable-Equivalent Yield (Federal Only)(1)   7.45%
--------------------------------------------------
Taxable-Equivalent Yield
  (Federal and State)(1)                     8.21%
--------------------------------------------------
Fund Net Assets ($000)                    $281,399
--------------------------------------------------
Average Weighted Maturity (Years)            19.06
--------------------------------------------------
Leverage-Adjusted Duration (Years)            9.44
--------------------------------------------------

Annualized Total Return
==================================================
                      On Share Price        On NAV
--------------------------------------------------
1-Year                        15.70%        10.95%
--------------------------------------------------
3-Year                        15.14%        10.16%
--------------------------------------------------
5-Year                         6.07%         6.21%
--------------------------------------------------
Since Inception                5.65%         6.65%
--------------------------------------------------

Taxable-Equivalent Total Return(2)
==================================================
                      On Share Price        On NAV
--------------------------------------------------
1-Year                        19.08%        14.19%
--------------------------------------------------
3-Year                        18.81%        13.56%
--------------------------------------------------
5-Year                         9.78%         9.70%
--------------------------------------------------
Since Inception                9.18%        10.01%
--------------------------------------------------

Top Five Sectors (as a % of total investments)
==================================================

Tax Obligation (Limited)                       30%
--------------------------------------------------
Water and Sewer                                16%
--------------------------------------------------
Education and Civic Organizations              15%
--------------------------------------------------
Tax Obligation (General)                       10%
--------------------------------------------------
U.S. Guaranteed                                 7%
--------------------------------------------------


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. The federal only rate is based on the current market yield and a federal income tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 37.4%.
2 Taxable-equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 37.4%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

Bar Chart:
1997-1998 Monthly Tax-Free Dividends Per Share
September 1997                          0.062
October 1997                            0.062
November 1997                           0.062
December 1997                           0.062
January 1998                            0.062
February 1998                           0.062
March 1998                              0.062
April 1998                              0.062
May 1998                                0.062
June 1998                               0.062
July 1998                               0.062
August 1998                             0.0635

Mountain Chart:
Share Price Performance
Weekly Closing Price
9/5/97      13.5
13.75
13.688
13.875
14.125
13.75
13.75
13.688
13.375
13.625
13.438
13.375
13.563
14.063
13.75
13.813
13.813
13.875
14.375
14.313
14.125
14.375
14.188
14.188
14.438
14.625
14.75
14.688
14.188
14
14
13.875
13.625
13.938
13.938
13.813
13.5
13.875
14.25
14.188
14.125
13.875
13.938
14
14.063
14.063
14
14.25
14.375
14.438
8/31/98     14.8125
Past performance is not predictive of future results.

Nuveen California Premium Income Municipal Fund
Performance Overview
As of August 31, 1998

NCU

Portfolio Statistics
==================================================
Inception Date                                6/93
--------------------------------------------------
Share Price                                     14
--------------------------------------------------
Net Asset Value Per Share                   $14.30
--------------------------------------------------
Current Market Yield                         5.27%
--------------------------------------------------
Taxable-Equivalent Yield (Federal Only)(1)   7.64%
--------------------------------------------------
Taxable-Equivalent Yield
  (Federal and State)(1)                     8.42%
--------------------------------------------------
Fund Net Assets ($000)                    $125,066
--------------------------------------------------
Average Weighted Maturity (Years)            18.15
--------------------------------------------------
Leverage-Adjusted Duration (Years)           10.25
--------------------------------------------------

Annualized Total Return
==================================================
                      On Share Price        On NAV
--------------------------------------------------

1-Year                        12.54%        10.83%
--------------------------------------------------
3-Year                        15.72%        10.71%
--------------------------------------------------
5-Year                         5.11%         5.83%
--------------------------------------------------
Since Inception                4.73%         6.20%
--------------------------------------------------

Taxable-Equivalent Total Return(2)
==================================================
                      On Share Price        On NAV
--------------------------------------------------

1-Year                        15.98%        14.15%
--------------------------------------------------
3-Year                        19.54%        14.22%
--------------------------------------------------
5-Year                         8.94%         9.42%
--------------------------------------------------
Since Inception                8.40%         9.66%
--------------------------------------------------

Top Five Sectors (as a % of total investments)
==================================================

Water and Sewer                                15%
--------------------------------------------------
Tax Obligation (Limited)                       14%
--------------------------------------------------
Housing (Multifamily)                          13%
--------------------------------------------------
Health Care                                    13%
--------------------------------------------------
U.S. Guaranteed                                12%
--------------------------------------------------


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis. The federal only rate is based on the current market yield and a federal income tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 37.4%.
2 Taxable-equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 37.4%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.

Bar Chart:
1997-1998 Monthly Tax-Free Dividends Per Share
September 1997                         0.0615
October 1997                           0.0615
November 1997                          0.0615
December 1997                          0.0615
January 1998                           0.0615
February 1998                          0.0615
March 1998                             0.0615
April 1998                             0.0615
May 1998                               0.0615
June 1998                              0.0615
July 1998                              0.0615
August 1998                            0.0615

Mountain Chart:
Share Price Performance
Weekly Closing Price
9/5/97        13.313
13
13.25
13.25
13.438
13.438
13.25
13.125
13.125
13.125
12.938
13.125
13.188
13.25
13
13.438
13.5
13.813
14.188
13.688
14.438
14.375
14.313
13.938
14.25
14.063
14.25
13.875
13.938
14
13.625
13.75
13.625
13.563
13.438
13.438
13.625
13.563
13.813
14.375
14.25
14.25
14.375
14.125
13.875
13.625
13.563
13.75
13.875
13.938
8/31/98     14
Past performance is not predictive of future results.

Report of Independent Auditors


The Boards of Directors, Trustees and Shareholders
Nuveen Insured California Premium Income Municipal Fund, Inc.
Nuveen Insured California Premium Income Municipal Fund 2, Inc.
Nuveen California Premium Income Municipal Fund


We have audited the accompanying statements of net assets, including the portfolios of investments, of Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc. and Nuveen California Premium Income Municipal Fund as of August 31, 1998, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of August 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc. and Nuveen California Premium Income Municipal Fund at August 31, 1998, and the results of their operations, changes in their net assets and financial highlights for the periods indicated therein in conformity with generally accepted accounting principles.


/s/ Ernst & Young LLP


Chicago, Illinois
October 16, 1998

Portfolio of Investments
Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC)
August 31, 1998
   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Education and Civic Organizations - 1.7%

$   2,670,000   The Regents of the University of California, Refunding Revenue Bonds (Multiple Purpose Projects),
                 Series B, 4.750%, 9/01/21                                                   9/03 at 102        Aaa       $2,565,256


------------------------------------------------------------------------------------------------------------------------------------
                Health Care - 4.9%

    3,000,000   California Health Facilities Financing Authority, Insured Revenue Bonds (Sutter Health), Series 1998A,
                 5.000%, 8/15/37                                                             8/08 at 101        Aaa        2,936,940

    4,000,000   California Statewide Communities Development Authority, Sutter Health Obligated Group, Certificates
                 of Participation, 6.125%, 8/15/22                                           8/02 at 102        Aaa        4,351,080


------------------------------------------------------------------------------------------------------------------------------------
                Housing/Multifamily - 5.4%

    3,650,000   California Housing Finance Agency, Multi-Unit Rental Housing Revenue Bonds, 1992 Series A,
                 6.625%, 2/01/24 (Alternative Minimum Tax)                                   2/03 at 102        Aa2        3,858,926

    4,000,000   The City of Los Angeles, California, Tax-Exempt Mortgage Revenue Refunding Bonds, Series 1993A
                 (FHA Insured Mortgage Loans-Section 8 Assisted Projects), 6.300%, 1/01/25   7/02 at 102        Aaa        4,180,360


------------------------------------------------------------------------------------------------------------------------------------
                Housing/Single Family - 1.6%

    2,295,000   California, Various Purpose General Obligation Bonds II, 1997 Series A, 6.000%, 8/01/20
                 (Alternative Minimum Tax)                                                   2/07 at 102        Aaa        2,441,123


------------------------------------------------------------------------------------------------------------------------------------
                Tax Obligation/General - 5.7%

    3,000,000   State of California, Various Purpose General Obligation Bonds,
                 6.500%, 9/01/06                                                            No Opt. Call        Aaa        3,492,420

    1,225,000   Fresno Unified School District (Fresno County, California), 1998 General Obligation Refunding Bonds,
                 Series A, 6.550%, 8/01/20                                                   2/13 at 103        Aaa        1,469,731

    3,000,000   Pomona Unified School District, General Obligation Refunding Bonds, Series 1997-A,
                 6.500%, 8/01/19                                                             8/11 at 103        Aaa        3,543,390


------------------------------------------------------------------------------------------------------------------------------------
                Tax Obligation/Limited - 16.5%

    4,000,000   Los Angeles County Metropolitan Transportation Authority (California), Proposition A, Sales
                 Tax Revenue Refunding Bonds, Series 1993-A, 5.000%, 7/01/21                 7/03 at 100        Aaa        3,954,120

    5,000,000   Los Angeles County Metropolitan Transit Authority, Proposition C, Sales Tax Revenue Second Senior
                 Bonds, Series 1993-B, 4.750%, 7/01/13                                       7/03 at 102        Aaa        5,009,800

    4,000,000   Norco Redevelopment Agency, Norco Redevelopment Project Area No. One, 1992 Refunding Tax
                 Allocation Bonds, 6.250%, 3/01/19                                           3/02 at 102        Aaa        4,349,240

    2,135,000   City of San Buenaventura, California, 1993 Refunding Certificates of Participation (Capital
                 Improvements Project), 5.500%, 1/01/17                                      1/03 at 100        Aaa        2,191,428

    9,500,000   Redevelopment Agency of the City of San Jose, Merged Area Redevelopment Project, Tax Allocation
                 Bonds, Series 1993, 4.750%, 8/01/24                                         2/04 at 102        Aaa        9,103,470


------------------------------------------------------------------------------------------------------------------------------------
                Transportation - 3.6%

    4,000,000   Airports Commission, City and County of San Francisco, California, San Francisco International
                 Airport, Second Series Refunding Revenue Bonds, Issue 3 Bonds, 6.200%, 5/01/20
                 (Alternative Minimum Tax)                                                   5/03 at 102        Aaa        4,333,080

    1,000,000   Airports Commission of the City and County of San Francisco, California, San Francisco International
                 Airport, Second Series Revenue Bonds, Issue 8B, 6.000%, 5/01/15             5/04 at 101        Aaa        1,090,640

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                U.S. Guaranteed - 28.3%

$   6,000,000   Huntington Park Redevelopment Agency, Single Family Residential Mortgage Revenue Refunding Bonds,
                 1986 Series A, 8.000%, 12/01/19                                            No Opt. Call        Aaa       $8,413,260

    4,000,000   The City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1991-A,
                 7.100%, 2/01/21 (Pre-refunded to 2/01/99)                                   2/99 at 102        Aaa        4,141,080

    3,750,000   City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1991-D, 6.700%, 12/01/21
                 (Pre-refunded to 12/01/00)                                                 12/00 at 102        Aaa        4,074,000

    4,015,000   Los Angeles County Transportation Commission (California), Sales Tax Revenue Bonds, Series 1991-A,
                 6.750%, 7/01/18 (Pre-refunded to 7/01/01)                                   7/01 at 102        Aaa        4,423,366

    5,135,000   Community Redevelopment Agency of the City of Palmdale, Restructured Single Family Mortgage
                 Revenue Bonds, Series 1986A (Escrowed to Maturity), 8.000%, 3/01/16
                 (Alternative Minimum Tax)                                                  No Opt. Call        Aaa        7,046,966

    1,450,000   County of Riverside, Asset Leasing Corporation, Leasehold Revenue Bonds, 1989 Series A (County of
                 Riverside Hospital Project), 7.200%, 6/01/10 (Pre-refunded to 6/01/99)      6/99 at 102        Aaa        1,519,411

    6,220,000   County of Riverside, California, Single Family Mortgage Revenue Bonds (GNMA Mortgage-Backed
                 Securities Program), Issue A of 1987, 9.000%, 5/01/21
                 (Alternative Minimum Tax)                                                  No Opt. Call        Aaa        9,496,384

    1,000,000   City and County of San Francisco, General Purpose Sewer Revenue Bonds, Series 1991,
                 6.500%, 10/01/21 (Pre-refunded to 10/01/99)                                10/99 at 102        Aaa        1,052,610

    1,485,000   City of San Jose, California, Single Family Mortgage Revenue Bonds, 1985 Series A (Escrowed to
                 Maturity), 9.500%, 10/01/13                                                No Opt. Call        Aaa        2,233,157


------------------------------------------------------------------------------------------------------------------------------------
                Utilities - 10.5%

    4,000,000   California Pollution Control Financing Authority, Pollution Control Revenue Bonds (Southern California
                 Edison Company), 1992 Series B, 6.400%, 12/01/24 (Alternative Minimum Tax) 12/02 at 102        Aaa        4,382,160

    4,000,000   City of Chula Vista, Industrial Development Revenue Bonds (San Diego Gas and Electric Company),
                 1992 Series A, 6.400%, 12/01/27 (Alternative Minimum Tax)                  12/02 at 102         A1        4,346,320

    2,000,000   Sacramento Municipal Utility District (California), Electric Revenue Refunding Bonds, 1992 Series A,
                 5.750%, 8/15/13                                                             8/02 at 100        Aaa        2,115,960

    5,000,000   Sacramento Municipal Utility District (California), Electric Revenue Refunding Bonds, 1993 Series G,
                 4.750%, 9/01/21                                                             9/03 at 100        Aaa        4,803,850


------------------------------------------------------------------------------------------------------------------------------------
                Water and Sewer - 20.1%

    2,000,000   Cucamonga County Water District (San Bernardino County, California), Certificates of Participation
                 (1992 Water Facilities Refinancing), 6.300%, 9/01/12                        9/01 at 102        Aaa        2,158,740

                The City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1993-D:
    3,250,000    4.700%, 11/01/17                                                           11/03 at 102        Aaa        3,144,083
   11,000,000    4.700%, 11/01/19                                                           11/03 at 102        Aaa       10,564,400

    5,440,000   City of Santa Monica, Wastewater Enterprise Revenue Bonds (Hyperion Project), 1993 Refunding
                 Series, 4.500%, 1/01/15                                                     1/04 at 102        Aaa        5,217,667

    5,000,000   Wheeler Ridge-Maricopa Water Storage District (Kern County, California), 1996 Water Refunding
                 Bonds, 5.700%, 11/01/15                                                    11/06 at 102        Aaa        5,427,050

    3,425,000   City of Woodland (Yolo County, California), Certificates of Participation (1992 Wastewater System
                 Refunding Project), 5.500%, 3/01/18                                         3/03 at 100        Aaa        3,510,557
------------------------------------------------------------------------------------------------------------------------------------
$ 134,645,000   Total Investments - (cost $128,439,088) - 98.3%                                                          146,942,025
=============

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Temporary Investments in Short-Term Municipal Securities - 0.5%

$     200,000   California Health Facilities Authority, Variable Rate Revenue Bonds (St. Joseph Health System),
                 Series 1991B, Variable Rate Demand Bonds, 3.150%, 7/01/09+                                  VMIG-1       $  200,000

      200,000   Irvine Ranch Water District, Variable Rate Demand Consolidated Refunding Bonds,
                 Series A, 3.000%, 5/01/09+                                                                  VMIG-1          200,000

      400,000   Orange County, Irvine Coast Assessment District #88-1, Variable Rate
                 Demand Bonds, 3.150%, 9/02/18+                                                              VMIG-1          400,000
------------------------------------------------------------------------------------------------------------------------------------

$     800,000   Total Temporary Investments - 0.5%                                                                           800,000
=============
                Other Assets Less Liabilities - 1.2%                                                                       1,735,893
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                       $149,477,918
                ====================================================================================================================


All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. government or U.S. government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

Portfolio of Investments
Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL)
August 31, 1998
   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------

                Education and Civic Organizations - 15.0%

$   1,250,000   California Educational Facilities Authority, Revenue Refunding Bonds (University of San Diego),
                 Series 1998, 5.000%, 10/01/22                                              10/08 at 101        Aaa       $1,239,575

    5,000,000   California Educational Facilities Authority, Revenue Bonds (University of San Francisco), Series 1996,
                 6.000%, 10/01/26                                                           10/06 at 102        Aaa        5,510,300

   10,050,000   California Educational Facilities Authority, Revenue Bonds (Santa Clara University), Series 1991,
                 5.750%, 9/01/21                                                             9/06 at 102        Aaa       10,813,700

    2,655,000   California State University, Housing System Revenue Bonds, Series 1996,
                 5.700%, 11/01/13                                                           11/05 at 102        Aaa        2,883,834

    3,000,000   The Regents of the University of California, Refunding Revenue Bonds (1989 Multiple Purpose
                 Projects), Series C, 10.000%, 9/01/02                                      No Opt. Call        Aaa        3,678,600

    5,000,000   Regents of the University of California, Revenue Bonds (Multiple Purpose Projects), Series E,
                 9.250%, 9/01/05                                                            No Opt. Call        Aaa        6,566,400

    4,900,000   The Regents of the University of California, University of California Housing System Revenue Bonds,
                 Series A, 5.500%, 11/01/18                                                 11/03 at 102        Aaa        5,095,020

    6,350,000   The Regents of the University of California, Refunding Revenue Bonds (Multiple Purpose Projects),
                 Series C, 5.000%, 9/01/12                                                   9/03 at 102        Aaa        6,483,414


------------------------------------------------------------------------------------------------------------------------------------
                Health Care - 3.6%

                California Health Facilities Financing Authority, Insured Health Facility Refunding Revenue Bonds
                (Mark Twain St. Joseph's Health Care Corporation), 1996 Series A:
    1,450,000    6,000%, 7/01/19                                                             7/06 at 102        Aaa        1,592,883
    5,000,000    6,000%, 7/01/25                                                             7/06 at 102        Aaa        5,492,700

    3,110,000   California Health Facilities Financing Authority, Hospital Revenue Refunding Bonds (Sutter Health),
                 Series 1989A, 6.700%, 1/01/13                                               1/99 at 101        Aaa        3,170,116


------------------------------------------------------------------------------------------------------------------------------------
                Housing/Multifamily - 4.7%

    4,860,000   The Community Redevelopment Agency of the City of Los Angeles, California, Multifamily Housing
                 Revenue Refunding Bonds, 1995 Series A (Angelus Plaza Project), 7.400%, 6/15/106/05 at 105     AAA        5,626,762

    7,400,000   Housing Authority of the County of Santa Cruz, Tax-Exempt Multifamily Housing Revenue Refunding
                 Bonds, Series 1993A (GNMA Collateralized-Meadowview Apartments), 6.125%, 5/20/285/03 at 102    Aaa        7,710,948


------------------------------------------------------------------------------------------------------------------------------------
                Housing/Single Family - 2.8%

    6,000,000   California Housing Finance Agency, Single Family Mortgage Bonds II, 1997 Series C-2,
                 5.625%, 8/01/20 (Alternative Minimum Tax)                               8/07 at 101 1/2        Aaa        6,230,340

    1,500,000   California Housing Finance Agency, Home Mortgage Revenue Bonds, 1996 Series E,
                 6.150%, 8/01/25 (Alternative Minimum Tax)                                   2/06 at 102        Aaa        1,598,070


------------------------------------------------------------------------------------------------------------------------------------
                Tax Obligation/General - 9.5%

    5,000,000   State of California, Veterans General Obligation Bonds, Series BH, 5.500%, 12/01/24
                 (Alternative Minimum Tax)                                                  12/03 at 102        Aaa        5,134,750

                State of California, Various Purpose General Obligation Bonds:
    3,000,000    6.500%, 9/01/06                                                            No Opt. Call        Aaa        3,492,420
    2,130,000    5.750%, 11/01/17                                                           11/02 at 102        Aaa        2,245,467

    2,575,000   Calipatria Unified School District, Imperial County, California, 1996 Series A, General Obligation Bonds,
                 5.625%, 8/01/13                                                             8/06 at 102        Aaa        2,792,356

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Tax Obligation/General (continued)

$   3,000,000   Central Unified School District, Fresno County, California, General Obligation Bonds, Election 1992,
                 5.625%, 3/01/18                                                             3/03 at 102        Aaa       $3,134,250

    3,000,000   Escondido Union High School District, San Diego County, California, General Obligation Bonds
                 (1996 Election), 5.700%, 11/01/10                                          11/06 at 102        Aaa        3,314,640

    1,000,000   City of Los Angeles, California, Unified School District, General Obligation Bonds,
                 1997 Series A, 6.000%, 7/01/15                                             No Opt. Call        Aaa        1,150,610

    3,000,000   City and County of San Francisco, General Obligation Bonds, Various Purpose Bonds, Series 1993,
                 5.500%, 6/15/11                                                             6/01 at 102        Aaa        3,139,050

    2,250,000   Santa Monica Community College District, County of Los Angeles, California, General Obligation
                 Bonds, 1992 Election, Series B, 5.750%, 7/01/20                             7/05 at 102        Aaa        2,404,755


------------------------------------------------------------------------------------------------------------------------------------
                Tax Obligation/Limited - 29.1%

    1,800,000   California Public School District Financing Authority, Lease Revenue Bonds (Richgrove Elementary
                 School District Projects), Series 1996B, 5.800%, 9/01/16                    9/06 at 102        Aaa        1,957,230

    3,865,000   Certificates of Participation (1991 Financing Project), County of Alameda, California, Alameda
                 County Public Facilities Corporation, 6.000%, 9/01/21                       9/06 at 102        Aaa        4,246,050

    7,985,000   County of Alameda, California, 1993 Refunding Certificates of Participation (Santa Rita Jail Project),
                 5.700%, 12/01/14                                                           12/03 at 102        Aaa        8,540,836

    1,500,000   Anaheim Public Financing Authority, Lease Revenue Bonds (Anaheim Public Improvements Project),
                 Senior Lease Revenue Bonds, 1997 Series C, 0.000%, 9/01/22                 No Opt. Call        Aaa          452,325

    5,000,000   Community Redevelopment Agency of the City of Compton, California, Compton Redevelopment
                 Project, Refunding Tax Allocation Bonds, Series 1995A (Project TaxRevenues, Subventions and
                 Housing Tax Revenues), (Insured/Tax Exempt), 6.500%, 8/01/13                8/05 at 102        Aaa        5,744,250

    4,000,000   County of Contra Costa, California (Merrithew Memorial Hospital Replacement Project), Refunding
                 Series of 1997, 5.500%, 11/01/22                                           11/07 at 102        Aaa        4,213,040

    3,000,000   Galt Schools Joint Powers Authority, Sacramento County, California, 1997 Refunding Revenue Bonds,
                 Series A (High School and Elementary School Facilities), 5.875%, 11/01/24  11/07 at 102        Aaa        3,279,030

    5,585,000   Los Angeles County Transportation Commission, California, Sales Tax Revenue Refunding Bonds,
                 Series 1991-B, 6.500%, 7/01/13                                              7/01 at 102        Aaa        6,063,635

    2,135,000   Menifee Union School District, Riverside County, California, Certificates of Participation (1996
                 School Project), 6.125%, 9/01/24                                            9/06 at 102        Aaa        2,369,167

    2,690,000   Norwalk Community Facilities Financing Authority, Los Angeles County,California, Tax Allocation
                 Refunding Revenue Bonds, 1995 Series A, 6.000%, 9/01/15                     9/05 at 102        Aaa        2,948,106

    5,000,000   City of Pasadena, Community Facilities District No. 1 (Civic Center West Public Improvements),
                 1997 Special Tax Bonds, 5.250%, 12/01/25                                   12/08 at 101        Aaa        5,116,950

    9,000,000   City of Redlands, California, Certificates of Participation (1993 Refunding of 1986 and 1987 Projects),
                 5.800%, 9/01/17                                                             9/03 at 102        Aaa        9,562,140

    1,930,000   Santa Margarita/Dana Point Authority, Orange County, California, Revenue Bonds, Series A
                 (1994 Improvement Districts Nos. 1, 2, 2A and 8, General Obligation Bond Refinancing),
                 7.250%, 8/01/05                                                            No Opt. Call        Aaa        2,303,088

                South Orange County, Public Financing Authority, Special Tax
                Revenue Bonds, 1994 Series C (Foothill Area):
    4,000,000    8.000%, 8/15/08                                                            No Opt. Call        Aaa        5,193,960
    7,330,000    8.000%, 8/15/09                                                            No Opt. Call        Aaa        9,664,385

    4,075,000   Redevelopment Agency of the City of Suisun City, Suisun City Redevelopment Project, 1993 Tax
                 Allocation Refunding Bonds, County of Solano, California, 5.900%, 10/01/23 10/03 at 102        Aaa        4,357,031

    5,450,000   City of Visalia, California (Motor Vehicle License Fee Enhancement), Fisalia Public Finance Authority,
                 Series 1996A, 5.375%, 12/01/26                                             12/06 at 102        Aaa        5,640,641

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Transportation - 4.9%

$   9,000,000   Airports Commission of the City and County of San Francisco, California, San Francisco International
                 Airport, Second Series Revenue Bonds, Issue 8B, 6.100%, 5/01/20             5/04 at 101        Aaa       $9,891,450

    3,750,000   City of San Jose, California, Airport Revenue Bonds, Series of 1993, 5.700%, 3/01/18
                 (Alternative Minimum Tax)                                                   3/03 at 102        Aaa        3,909,975


------------------------------------------------------------------------------------------------------------------------------------
                U.S. Guaranteed - 6.5%

    3,370,000   California State, Various Purpose General Obligation Bonds, Series 1992, 5.750%, 11/01/17
                 (Pre-refunded to 11/01/02)                                                 11/02 at 102        Aaa        3,691,464

    1,000,000   Kern High School District, County of Kern, California, General Obligation Bonds, Election of 1990,
                 Series D, 5.600%, 8/01/15                                                   8/03 at 102        Aaa        1,082,540

    4,320,000   County of Riverside, California, Single Family Mortgage Revenue Bonds (GNMA Mortgage-Backed
                 Securities Program), Issue B of 1987, 8.625%, 5/01/16 (Alternative Minimum Tax)No Opt. Call    Aaa        6,182,568

    5,000,000   Riverside County Transportation Commission, Sales Tax Revenue Bonds, 1991 Series A (California),
                 6.500%, 6/01/09 (Pre-refunded to 6/01/01)                                   6/01 at 102        Aaa        5,464,650

    1,720,000   City of Torrance, Floating Rate Demand Hospital Revenue Bonds (Little Company of Mary Hospital),
                 1985 Series A, 7.100%, 12/01/15 (Pre-refunded to 12/01/05)                 12/05 at 100        AAA        1,992,517


------------------------------------------------------------------------------------------------------------------------------------
                Utilities - 6.3%

    3,215,000   Modesto Irrigation District Financing Authority, Refunding Revenue Bonds, Series A,
                 6.000%, 10/01/15                                                           10/06 at 102        Aaa        3,545,438

    2,425,000   Northern California Power Agency, Hydroelectric Project #1, Revenue Bonds, Series 1998A
                 5.200%, 7/01/32                                                             7/08 at 101        Aaa        2,458,004

    3,395,000   Pasadena Electric Revenue Bonds, Series 1998, 4.900%, 8/01/16 (WI)           8/09 at 101        Aaa        3,391,232

    1,205,000   Sacramento, California, Municipal Utility District, Electric Revenue Refunding Bonds, 1993 Series D,
                 5.250%, 11/15/12                                                           11/03 at 102        Aaa        1,255,863

    6,750,000   Turlock Irrigation District, California, Revenue Refunding Bonds, Series 1992-A,
                 5.750%, 1/01/18                                                             7/02 at 100        Aaa        6,982,335


------------------------------------------------------------------------------------------------------------------------------------
                Water and Sewer - 15.5%

    2,000,000   City of Barstow, California, Certificates of Participation (1994 Wastewater Reclamation Improvement
                 Project), 5.250%, 10/01/18                                                 10/04 at 102        Aaa        2,036,160

    3,530,000   Castaic Lake Water Agency, California, Refunding Revenue Certificates of Participation (Water
                 System Improvement Projects), Series 1994A, 8.000%, 8/01/04                No Opt. Call        Aaa        4,245,566

    2,975,000   Chino Basin Regional Financing Authority, Revenue Bonds, Series 1994 (Chino Basin Municipal
                 Water District Sewer System Project), 6.000%, 8/01/16                       8/04 at 102        Aaa        3,272,203

   13,000,000   The Metropolitan Water District of Southern California, Water Revenue Bonds 1995 Series A,
                 5.750%, 7/01/21                                                             7/05 at 102        Aaa       13,894,140

    7,000,000   San Diego Water Utility System, Revenue Bonds, 5.000%, 8/01/21               8/08 at 101        Aaa        6,929,020

    2,900,000   City and County of San Francisco, Sewer Revenue Refunding Bonds, Series 1992,
                 5.500%, 10/01/15                                                           10/02 at 102        Aaa        3,012,839

    4,000,000   South San Joaquin Irrigation District, San Joaquin County, California, 1993 Refunding Revenue
                 Certificates of Participation (1987 Project and 1992 Project), 5.500%, 1/01/151/03 at 102      Aaa        4,161,040

    5,410,000   City of Tulare, California, 1996 Sewer Revenue Bonds, 5.750%, 11/15/21      11/06 at 102        Aaa        5,827,218
------------------------------------------------------------------------------------------------------------------------------------

$ 252,790,000   Total Investments - (cost $255,293,784) - 97.9%                                                          275,379,046
=============

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------

                Temporary Investments in Short-Term Municipal Securities - 0.3%

$     250,000   California Health Facilities Authority, (St. Joseph Health System), Series 1991B,
                 Variable Rate Demand Bonds, 3.150%, 7/01/09+                                                VMIG-1       $  250,000

      700,000   Orange County Sanitation District, Certificates of Participation, Variable Rate Demand Bonds,
                 3.150%, 8/01/17+                                                                            VMIG-1          700,000
------------------------------------------------------------------------------------------------------------------------------------

$     950,000   Total Temporary Investments - 0.3%                                                                           950,000
=============
                Other Assets Less Liabilities - 1.8%                                                                       5,070,105
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                       $281,399,151
                ====================================================================================================================

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. government or U.S. government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

(WI) Security purchased on a when-issued basis (note 1).

                                 See accompanying notes to financial statements.

Portfolio of Investments
Nuveen California Premium Income Municipal Fund (NCU)
August 31, 1998
   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------

                Education and Civic Organizations - 6.5%

$   3,500,000   California Educational Facilities Authority, Revenue Bonds (University of Southern California Project),
                 Series 1989B, 6.750%, 10/01/15                                             10/99 at 102         AA       $3,678,115

    1,995,000   California State Public Works Board, Lease Revenue Bonds (Various California Community
                 College PJS), Series 1996A, 5.625%, 3/01/16                                 3/06 at 102        Aaa        2,129,583

    2,225,000   The Regents of the University of California, University of California Housing System Revenue Bonds,
                 Series A, 5.500%, 11/01/18                                                 11/03 at 102        Aaa        2,313,555


------------------------------------------------------------------------------------------------------------------------------------
                Health Care - 12.9%

    8,100,000   California Statewide Communities Development Authority, Sherman Oaks Health System, Revenue
                 Bonds, Series 1998A Refunding, California Mortgage Insured, 5.000%, 8/01/22No Opt. Call        Aaa        8,150,382

    4,000,000   California Statewide Communities Development Authority, Revenue Certificates of Participation
                 (Cedars-Sinai Medical Center), 6.500%, 8/01/15                              8/02 at 102         A1        4,414,480

    2,000,000   City of Loma Linda California, Hospital Revenue Bonds (Loma Linda University Medical Center Project),
                  Series 1993A, 6.000%, 12/01/06                                            12/03 at 102        BBB        2,135,920

    1,355,000   Palomar Pomerado Health System, Insured Revenue Bonds, Series 1993,
                  5.000%, 11/01/13                                                          11/03 at 102        Aaa        1,374,051


------------------------------------------------------------------------------------------------------------------------------------
                Housing/Multifamily - 13.1%

    2,000,000   California Statewide Communities Development Authority, Apartment Development Revenue
                 Refunding Bonds (Irvine Apartment Communities LP), 98-A4, 5.250%, 5/15/25
                 (Mandatory put 5/15/13)                                                     7/08 at 101        BBB        2,034,280

    8,715,000   The Community Redevelopment Agency of the City of Los Angeles, California, Multifamily Housing
                 Revenue Refunding Bonds, 1995 Series A (Angelus Plaza Project),
                 7.400%, 6/15/10                                                             6/05 at 105        AAA       10,089,966

    4,000,000   City of Stanton, Multifamily Housing Revenue Bonds (Continental Gardens Apartments), Series 1997,
                 5.625%, 8/01/29 (Alternative Minimum Tax) (Mandatory put 8/01/09)           8/07 at 102        AAA        4,256,680


------------------------------------------------------------------------------------------------------------------------------------
                Housing/Single Family - 9.0%

    4,290,000   California Housing Finance Agency, Single Family Mortgage Bonds II, 1997 Series A, 6.000%, 8/01/20
                 (Alternative Minimum Tax)                                                   2/07 at 102        Aaa        4,563,144

    1,000,000   California Housing Finance Agency, Home Mortgage Revenue Bonds,
                 1994 Series A, 6.550%, 8/01/26                                              8/04 at 102         Aa        1,077,400

    1,000,000   California Housing Finance Agency, Home Mortgage Revenue Bonds, 1994 Series F-3, 6.100%, 8/01/15
                 (Alternative Minimum Tax)                                                   8/05 at 102        Aaa        1,062,780

    2,000,000   California Housing Finance Agency, Home Mortgage Revenue Bonds, 1997 Series B, 6.000%, 8/01/16
                 (Alternative Minimum Tax)                                                   2/07 at 102        Aaa        2,133,960

    2,105,000   California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage-
                 Backed Securities Program), 1996 Series C, 7.500%, 8/01/27
                 (Alternative Minimum Tax)                                                  No Opt. Call        AAA        2,460,829


------------------------------------------------------------------------------------------------------------------------------------
                Tax Obligation/General - 5.9%

    2,380,000   State of California, Various Purpose General Obligation Bonds,
                 6.250%, 9/01/12                                                            No Opt. Call         A1        2,791,502

    1,025,000   Calipatria Unified School District, Imperial County, California, 1996 Series A, General
                 Obligation Bonds, 5.800%, 8/01/20                                           8/06 at 102        Aaa        1,107,185

    3,000,000   Pomona Unified School District, General Obligation Refunding Bonds, Series 1997-A,
                 6.150%, 8/01/15                                                             8/11 at 103        Aaa        3,497,340


------------------------------------------------------------------------------------------------------------------------------------
                Tax Obligation/Limited - 14.2%

    2,000,000   Carson Redevelopment Agency (California), Redevelopment Project Area No. 2, Refunding Tax
                 Allocation Bonds, Series 1993, 5.875%, 10/01/09                            10/03 at 102        BBB        2,124,640

    1,760,000   Carson Redevelopment Agency (California), Redevelopment Project Area No. 1, Tax Allocation Bonds,
                 Series 1993, 5.625%, 10/01/08                                              10/03 at 102       Baa1        1,878,730

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Tax Obligation/Limited (continued)

$   2,160,000   Community Redevelopment Financing Authority of the Community Redevelopment Agency of the
                 City of Los Angeles, California, Grand Central Square, Multifamily Housing Bonds, 1993 Series A,
                 5.750%, 12/01/13 (Alternative Minimum Tax)                                  6/03 at 102         BB       $2,170,562

    2,500,000   Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds,
                 Proposition C Senior Subordinate, Series A, 5.000%, 7/01/23                 7/08 at 101        Aaa        2,478,750

    1,000,000   Poway Community Facilities District, Special Tax No. 88-1, Parkway Business Center,
                 6.500%, 8/15/09                                                             8/08 at 102        N/R        1,084,440

    1,500,000   City of Richmond, Limited Obligation Refunding Improvement Bonds, Reassessment District No. 855
                 (Atlas Road West and Interchange), 6.600%, 9/02/19                          9/98 at 103        N/R        1,551,885

    2,100,000   Sacramento City Finance Authority, Lease Revenue Refunding Bonds, Series 1993 B,
                 5.400%, 11/01/20                                                           No Opt. Call         A1        2,213,064

      750,000   Redevelopment Agency of the City of San Jose, Merged Area Redevelopment Project Tax Allocation
                 Bonds, Series 1993, 5.000%, 8/01/21                                         2/04 at 102        Aaa          741,398

    1,500,000   San Marcos Public Facilities Authority, Community Facilities District 88-1, Special Tax Bonds,
                 5.800%, 9/01/18                                                             9/08 at 101        N/R        1,513,560

    2,000,000   San Marcos Public Facilities Authority, Revenue Refunding Bonds, 5.800%, 9/01/279/08 at 101     N/R        2,009,440


------------------------------------------------------------------------------------------------------------------------------------
                Transportation - 4.1%

    2,750,000   Airport Commission, City and County of San Francisco, California, San Francisco International Airport,
                 Second Series Revenue Bonds, Issue 5, 6.500%, 5/01/24
                 (Alternative Minimum Tax)                                                   5/04 at 102        Aaa        3,045,240

    2,000,000   Airports Commission City and County of San Francisco, California, San Francisco
                 International Airport, Second Series Revenue Bonds, Issue 10, 5.700%, 5/01/26
                 (Alternative Minimum Tax)                                                   5/06 at 102        Aaa        2,114,780


------------------------------------------------------------------------------------------------------------------------------------
                U.S. Guaranteed - 11.7%

    3,200,000   State Public Works Board of the State of California, Lease Revenue Bonds (The Trustees of the
                 California State University), 1994 Series A (Various California State University Projects),
                 6.375%, 10/01/14 (Pre-refunded to 10/01/04)                                10/04 at 102       A***        3,676,640

    1,500,000   ABAG Finance Authority for Nonprofit Corporations, Certificates of Participation (Stanford University
                 Hospital), California, Series 1993, 5.250%, 11/01/20                       11/03 at 102      A1***        1,532,655

    4,100,000   Imperial Irrigation District, California, Certificates of Participation (1994 Electric System Project),
                 6.000%, 11/01/15 (Pre-refunded to 11/01/04)                                11/04 at 102        Aaa        4,640,708

    1,400,000   City of Santa Clara, California, Electric Revenue Bonds, Series 1991A, 6.250%, 7/01/13
                 (Pre-refunded to 7/01/01)                                                   7/01 at 102        Aaa        1,523,718

    2,805,000   City of Torrance, Floating Rate Demand Hospital Revenue Bonds (Little Company of Mary Hospital),
                 1985 Series A, 7.100% 12/01/15 (Pre-refunded to 12/01/05)                  12/05 at 100        AAA        3,249,424


------------------------------------------------------------------------------------------------------------------------------------
                Utilities - 7.0%

    1,000,000   California Pollution Control Financing Authority, Pollution Control Revenue Bonds (Southern California
                 Edison Company), 1992 Series B, 6.400%, 12/01/24 (Alternative Minimum Tax) 12/02 at 102        Aaa        1,095,540

    2,000,000   Department of Water and Power of The City of Los Angeles, Electric Plant Refunding
                 Revenue Bonds, Issue of 1993, 5.375%, 9/01/23                               9/03 at 102        Aaa        2,052,740

    3,560,000   Northern California Power Agency, Hydroelectric Project Number One, Revenue Bonds, 1992
                 Refunding Series A, 10.000%, 7/01/03                                       No Opt. Call        Aaa        4,503,364

    1,095,000   Sacramento Municipal Utility District (California), Electric Revenue Bonds, 1993 Series E.
                 5.700%, 5/15/12                                                             5/03 at 102          A        1,157,590


------------------------------------------------------------------------------------------------------------------------------------
                Water and Sewer - 14.5%

    4,705,000   State of California, Department of Water Resources, Central Valley Project, Water System Revenue
                 Bonds, Series L, 5.750%, 12/01/13                                       6/03 at 101 1/2         AA        5,003,485

    1,000,000   Eastern Municipal Water District (Riverside County, California), Water and Sewer Revenue Refunding
                 Certificates of Participation, Series 1991A, 6.300%, 7/01/20                7/01 at 101        Aaa        1,068,100

    1,000,000   City of Los Angeles, California, Wastewater System Revenue Bonds, Series 1992-B,
                 6.250%, 6/01/12                                                             6/02 at 102        Aaa        1,094,980

    1,000,000   City of Norco, Refunding Certificates of Participation, Series 1998 (Sewer System and Water
                 System Improvement Project), 5.125%, 10/01/28                              10/08 at 102        Aaa        1,000,850

   Principal                                                                               Optional Call                      Market
       Amount   Description                                                                  Provisions*   Ratings**           Value
------------------------------------------------------------------------------------------------------------------------------------
                Water and Sewer (continued)

$   3,515,000   City of Riverside, California, Sewer Refunding Revenue Bonds, Series 1993,
                 7.000%, 8/01/07                                                            No Opt. Call        Aaa       $4,236,173

    1,000,000   City of Riverside, California, Water Revenue Bonds, Issue of 1991,
                 9.000%, 10/01/01                                                           No Opt. Call         Aa        1,152,260

    3,100,000   City and County of San Francisco, Sewer Revenue Refunding Bonds, Series 1994,
                 5.375%, 10/01/16                                                           10/02 at 102        Aaa        3,182,243

    1,005,000   City of Santa Monica, Wastewater Enterprise Revenue Bonds (Hyperion Project),
                 1993 Refunding Series, 12.000%, 1/01/04                                    No Opt. Call        Aaa        1,383,794
------------------------------------------------------------------------------------------------------------------------------------
$ 113,695,000   Total Investments - (cost $115,036,625) - 98.9%                                                          123,751,905
=============
                Other Assets Less Liabilities - 1.1%                                                                       1,314,265
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                       $125,066,170
                ====================================================================================================================

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

*** Securities are backed by an escrow or trust containing sufficient
U.S. government or U.S. government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

N/R Investment is not rated.

                                 See accompanying notes to financial statements.

Statement of Net Assets
August 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Insured
                                                                                 Insured California       California      California
                                                                                     Premium Income Premium Income 2  Premium Income
------------------------------------------------------------------------------------------------------------------------------------
Assets
 Investments in municipal securities, at market value (note 1)                         $146,942,025     $275,379,046    $123,751,905
 Temporary investments in short-term municipal securities,
   at amortized cost, which approximates market value (note 1)                              800,000          950,000              --
 Cash                                                                                       190,191          204,800         217,640
 Receivables:
   Interest                                                                               2,158,127        4,593,271       1,658,718
   Investments sold                                                                              --        7,210,000              --
 Other assets                                                                                13,383           11,484           3,832
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                      150,103,726      288,348,601     125,632,095
------------------------------------------------------------------------------------------------------------------------------------
Liabilities
 Payable for investments purchased                                                               --        5,855,765              --
 Accrued expenses:
   Management fees (note 6)                                                                  81,563          152,196          68,538
   Other                                                                                     84,034          104,627         119,967
 Preferred share dividends payable                                                           21,445           38,178          24,378
 Common share dividends payable                                                             438,766          798,684         353,042
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                     625,808        6,949,450         565,925
------------------------------------------------------------------------------------------------------------------------------------
Net assets (note 7)                                                                    $149,477,918     $281,399,151    $125,066,170
====================================================================================================================================

Preferred shares, at liquidation value                                                 $ 45,000,000     $ 95,000,000    $ 43,000,000
====================================================================================================================================

Preferred shares outstanding                                                                  1,800            3,800           1,720
====================================================================================================================================

Common shares outstanding                                                                 6,405,350       12,577,707       5,740,512
====================================================================================================================================

Net asset value per Common share outstanding (net assets less Preferred shares at liquidation value,
   divided by Common shares outstanding)                                               $      16.31     $      14.82    $      14.30
====================================================================================================================================


                                 See accompanying notes to financial statements.

Statement of Operations
Year Ended August 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Insured
                                                                                 Insured California       California      California
                                                                                     Premium Income Premium Income 2  Premium Income
------------------------------------------------------------------------------------------------------------------------------------
Investment Income (note 1)                                                              $ 7,863,232      $14,648,326      $6,672,880
------------------------------------------------------------------------------------------------------------------------------------
Expenses
 Management fees (note 6)                                                                   952,522        1,779,355         800,001
 Preferred shares - auction fees                                                            112,500          237,498         107,500
 Preferred shares - dividend disbursing agent fees                                           10,001           19,998          10,001
 Shareholders' servicing agent fees and expenses                                             15,140           23,013          11,265
 Custodian's fees and expenses                                                               40,464           54,121          39,398
 Directors'/Trustees' fees and expenses (note 6)                                              1,271            2,405           1,069
 Professional fees                                                                           17,846           18,214          17,382
 Shareholders' reports - printing and mailing expenses                                       39,763           69,464          38,274
 Stock exchange listing fees                                                                 16,170           24,262           5,366
 Investor relations expense                                                                  11,669           21,067           9,661
 Portfolio insurance expense                                                                 13,762            6,261              --
 Other expenses                                                                              14,220           19,380          13,851
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                            1,245,328        2,275,038       1,053,768
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                     6,617,904       12,373,288       5,619,112
------------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain from Investments
 Net realized gain from investment transactions
   (notes 1 and 4)                                                                            5,603          798,085         539,431
 Net change in unrealized appreciation or depreciation
   of investments                                                                         5,944,476        8,807,703       3,467,586
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                                                 5,950,079        9,605,788       4,007,017
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                              $12,567,983      $21,979,076      $9,626,129
====================================================================================================================================

See accompanying notes to financial statements.

Statement of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                             Insured California Premium Income Insured California Premium Income 2        California Premium Income
-----------------------------------------------------------------------------------------------------------------------------------
                                    Year Ended      Year Ended        Year Ended        Year Ended       Year Ended      Year Ended
                                       8/31/98         8/31/97           8/31/98           8/31/97          8/31/98         8/31/97
-----------------------------------------------------------------------------------------------------------------------------------
Operations
 Net investment income             $ 6,617,904     $ 6,683,785      $ 12,373,288      $ 12,486,504      $ 5,619,112     $ 5,658,432
 Net realized gain (loss) from investment
   transactions (notes 1 and 4)          5,603         193,918           798,085            (7,580)         539,431        (471,163)
 Net change in unrealized appreciation
   or depreciation of investments    5,944,476       5,715,236         8,807,703         9,860,840        3,467,586       5,537,743
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   from operations                  12,567,983      12,592,939        21,979,076        22,339,764        9,626,129      10,725,012
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
   Common shareholders              (5,220,819)     (5,188,336)       (9,376,562)       (9,357,929)      (4,234,452)     (4,233,151)
   Preferred shareholders           (1,439,964)     (1,443,769)       (3,086,048)       (2,950,385)      (1,384,389)     (1,365,049)
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
   distributions to shareholders    (6,660,783)     (6,632,105)      (12,462,610)      (12,308,314)      (5,618,841)     (5,598,200)
-----------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (note 2)
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions            --              --                --                --           63,519              --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets           5,907,200       5,960,834         9,516,466        10,031,450        4,070,807       5,126,812
Net assets at beginning of year    143,570,718     137,609,884       271,882,685       261,851,235      120,995,363     115,868,551
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year         $149,477,918    $143,570,718      $281,399,151      $271,882,685     $125,066,170    $120,995,363
===================================================================================================================================
Balance of undistributed net
   investment income at end of year $  317,414      $  360,293        $  556,257        $  645,579       $  244,590      $  244,319
===================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to Financial Statements

1. General Information and Significant Accounting Policies
The California Funds (the "Funds") covered in this report and their corresponding stock exchange symbols are Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC), Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL) and Nuveen California Premium Income Municipal Fund
(NCU). Insured California Premium Income and Insured California Premium Income 2 are traded on the New York Stock Exchange while California Premium Income is traded on the American Stock Exchange.

Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of California. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At August 31, 1998, Insured California Premium Income 2 had an outstanding when-issued purchase commitment of $3,388,578.
There were no such outstanding purchase commitments in either of the other
Funds.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.01 per Common share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and California state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended August 31, 1998, have been designated Exempt Interest Dividends. Net realized capital gain and market discount distributions are subject to federal taxation.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month end. Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares
The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate may change every seven days, as set by the Auction Agent. The number of shares outstanding, by Series and in total, for each Fund is as follows:

                                              Insured      Insured
                                           California   California   California
                                              Premium      Premium      Premium
                                               Income     Income 2       Income
-------------------------------------------------------------------------------
Number of shares:
   Series M                                        --           --        1,720
   Series T                                     1,800        1,900           --
   Series Th                                       --        1,900           --
-------------------------------------------------------------------------------

Total                                           1,800        3,800        1,720
===============================================================================

Insurance
Insured California Premium Income and Insured California Premium Income 2 invest in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. government or U.S. government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Funds' shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial Instruments
The Funds may invest in transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended August 31, 1998.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares
There were no share transactions during the fiscal year ended August 31, 1998, except for 4,535 shares issued to shareholders due to reinvestment of distributions by California Premium Income. There were no share transactions during the fiscal year ended August 31, 1997.

3. Distributions to Common Shareholders
The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid October 1, 1998, to shareholders of record on September 15, 1998, as follows:

                                               Insured      Insured
                                            California   California   California
                                               Premium      Premium      Premium
                                                Income     Income 2       Income
--------------------------------------------------------------------------------
Dividend per share                              $.0685       $.0635       $.0615
================================================================================

4. Securities Transactions
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments during the fiscal year ended August 31, 1998, were as follows:

                                               Insured      Insured
                                            California   California   California
                                               Premium      Premium      Premium
                                                Income     Income 2       Income
--------------------------------------------------------------------------------
Purchases:
   Investments in municipal securities      $4,326,182  $37,865,021  $30,468,994
   Temporary municipal investments           7,600,000   22,650,000   14,300,000
Sales and Maturities:
   Investments in municipal securities       3,181,970   34,152,637   24,952,845
   Temporary municipal investments           8,600,000   26,500,000   19,300,000
--------------------------------------------------------------------------------

At August 31, 1998, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At August 31, 1998, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                               Insured      Insured
                                            California   California   California
                                               Premium      Premium      Premium
                                                Income     Income 2       Income
--------------------------------------------------------------------------------
Expiration year:
   2001                                     $    4,397   $      --    $       --
   2002                                            --           --       982,894
   2003                                      2,373,250    3,125,126    1,893,938
   2004                                        228,384    4,345,091    2,742,449
   2005                                        373,309    1,283,948    1,049,994
--------------------------------------------------------------------------------
Total                                       $2,979,340   $8,754,165   $6,669,275
================================================================================

5. Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 1998, were as follows:

                                               Insured      Insured
                                            California   California   California
                                               Premium      Premium      Premium
                                                Income     Income 2       Income
--------------------------------------------------------------------------------
Gross unrealized:
   appreciation                            $18,502,937  $20,085,262   $8,715,280
   depreciation                                     --           --           --
--------------------------------------------------------------------------------

Net unrealized appreciation                $18,502,937  $20,085,262   $8,715,280
================================================================================

6. Management Fee and Other Transactions with Affiliates
Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund as follows:

Average Daily Net Asset Value                                     Management Fee
--------------------------------------------------------------------------------
For the first $125 million                                           .6500 of 1%
For the next $125 million                                            .6375 of 1
For the next $250 million                                            .6250 of 1
For the next $500 million                                            .6125 of 1
For the next $1 billion                                              .6000 of 1
For net assets over $2 billion                                       .5875 of 1
================================================================================

The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

7. Composition of Net Assets At August 31, 1998, net assets consisted of:

                                                           Insured      Insured
                                                        California   California   California
                                                           Premium      Premium      Premium
                                                            Income     Income 2       Income
--------------------------------------------------------------------------------------------
Preferred shares, $25,000 stated value per share,
   at liquidation value                               $ 45,000,000 $ 95,000,000 $ 43,000,000
Common shares, $.01 par value per share                     64,054      125,777       57,405
Paid-in surplus                                         88,572,853  174,386,020   79,718,170
Balance of undistributed net investment income             317,414      556,257      244,590
Accumulated net realized gain (loss)
  from investment transactions                          (2,979,340)  (8,754,165)  (6,669,275)
Net unrealized appreciation of investments              18,502,937   20,085,262    8,715,280
--------------------------------------------------------------------------------------------
Net assets                                            $149,477,918 $281,399,151 $125,066,170
============================================================================================
Authorized shares:
   Common                                              200,000,000  200,000,000    Unlimited
   Preferred                                             1,000,000    1,000,000    Unlimited
============================================================================================

         Financial Highlights

         Selected data for a Common share outstanding throughout each period is as follows:

                                                        Investment Operations
                                                                Net
                                                                Realized/
                               Beginning         Net            Unrealized
                               Net Asset         Investment     Investment
                               Value             Income         Gain (Loss)  Total
Insured California
Premium Income
Year Ended 8/31:
           1998                $15.39            $1.03          $ .92       $ 1.95
           1997                 14.46             1.04            .93         1.97
           1996                 14.41             1.05            .02         1.07
           1995                 13.72             1.05            .73         1.78
           1994                 15.31             1.07          (1.61)        (.54)
Insured California
Premium Income 2
Year Ended 8/31:
           1998                 14.06              .98            .77         1.75
           1997                 13.27              .99            .77         1.76
           1996                 13.01             1.00            .24         1.24
           1995                 12.75             1.02            .30         1.32
           1994                 14.57             1.02          (1.85)        (.83)
California Premium Income
Year Ended 8/31:
           1998                 13.60              .98            .70         1.68
           1997                 12.70              .99            .89         1.88
           1996                 12.43              .98            .27         1.25
           1995                 12.01             1.00            .47         1.47
           1994                 14.47              .97          (2.26)       (1.29)

                                                           Less Distributions
                         Net                 Net
                         Investment          Investment            Capital          Capital
                         Income              Income                Gains            Gains
                         To Common           To Preferred          To Common        To Preferred
                         Shareholders        Shareholders+         Shareholders     Shareholders+    Total
Insured California
Premium Income
Year Ended 8/31:
        1998             $(.81)              $(.22)                $ --             $ --             $(1.03)
        1997              (.81)               (.23)                  --               --              (1.04)
        1996              (.79)               (.23)                  --               --              (1.02)
        1995              (.83)               (.26)                  --               --              (1.09)
        1994              (.85)               (.20)                  --               --              (1.05)
Insured California
Premium Income 2
Year Ended 8/31:
        1998              (.75)               (.24)                  --               --               (.99)
        1997              (.74)               (.23)                  --               --               (.97)
        1996              (.74)               (.24)                  --               --               (.98)
        1995              (.79)               (.27)                  --               --              (1.06)
        1994              (.82)               (.17)                  --               --               (.99)
California Premium Income
Year Ended 8/31:
        1998              (.74)               (.24)                  --               --               (.98)
        1997              (.74)               (.24)                  --               --               (.98)
        1996              (.74)               (.24)                  --               --               (.98)
        1995              (.77)               (.28)                  --               --              (1.05)
        1994              (.82)               (.17)                 (.02)             --              (1.01)
                                                                                      Total Returns
                           Organization and
                           Offering Costs and
                           Preferred Share   Ending
                           Underwriting      Net Asset        Ending            Based on          Based on Net
                           Discounts         Value            Market Value      Market Value*     Asset Value*
Insured California
Premium Income
Year Ended 8/31:
          1998             $--               $16.31           $15.9375           15.85%           11.51%
          1997              --                15.39            14.5000           10.69            12.30
          1996              --                14.46            13.8750           15.39             5.83
          1995              --                14.41            12.7500            4.67            11.68
          1994              --                13.72            13.0000          (10.88)           (4.99)
Insured California
Premium Income 2
Year Ended 8/31:
          1998              --                14.82            14.8125           15.70            10.95
          1997              --                14.06            13.5000           14.36            11.82
          1996              --                13.27            12.5000           15.36             7.76
          1995              --                13.01            11.5000            3.55             8.80
          1994              --                12.75            11.8750          (15.01)           (7.07)
California Premium Income
Year Ended 8/31:
          1998              --                14.30            14.0000           12.54            10.83
          1997              --                13.60            13.1250           17.16            13.20
          1996              --                12.70            11.8750           17.51             8.15
          1995              --                12.43            10.7500            3.65            10.53
          1994             (.16)              12.01            11.1250          (20.07)          (11.51)

                                                  Ratios/Supplemental Data
                                                             Ratio of Net
                                            Ratio of         Investment
                         Ending             Expenses to      Income to        Portfolio
                         Net Assets         Average          Average          Turnover
                         (000)              Net Assets++     Net Assets++     Rate
Insured California
Premium Income
Year Ended 8/31:
         1998            $149,478           .85%             4.50%             2%
         1997             143,571           .85              4.74              9
         1996             137,610           .85              4.81              9
         1995             137,323           .89              5.10             24
         1994             132,806           .85              4.94             29
Insured California
Premium Income 2
Year Ended 8/31:
         1998             281,399           .82              4.46             13
         1997             271,883           .83              4.67             24
         1996             261,851           .83              4.73             27
         1995             258,628           .84              5.11             24
         1994             255,244           .84              4.80             24
California Premium Income
Year Ended 8/31:
         1998             125,066           .86              4.57             21
         1997             120,995           .86              4.76             44
         1996             115,869           .88              4.83             25
         1995             114,304          1.05              5.08             26
         1994              69,710           .95              4.79             40

* Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. Total returns are not annualized.

+ The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders.

Building a Better Portfolio Can Make You a Successful Investor

Nuveen Family
of Mutual Funds

Nuveen offers a variety of funds designed to help you reach your financial goals.

Growth
Nuveen Rittenhouse
Growth Fund

Growth and Income
European Value Fund

Growth and
Income Stock Fund

Balanced Stock
and Bond Fund

Balanced Municipal
and Stock Fund

Tax-Free Income

National Funds
Long-Term
Insured
Intermediate-Term
Limited-Term

State Funds
Arizona
California
Colorado
Connecticut
Florida
Georgia
Kansas
Kentucky
Louisiana
Maryland
Massachusetts
Michigan
Missouri
New Jersey
New Mexico
New York
North Carolina
Ohio
Pennsylvania
Tennessee
Virginia
Wisconsin


Successful investors know that a well-diversified portfolio - one that balances different types of investments, levels of risk and tax management - can be the foundation for building and sustaining wealth. That's why Nuveen offers you and your financial adviser a wide range of quality investments that can help you build a better portfolio in the pursuit of your financial goals

EXCHANGE-TRADED FUNDS
Nuveen Exchange-Traded Funds offer investors actively managed portfolios of investment-grade quality municipal bonds. The fund shares are listed and traded on the New York and American stock exchanges. Exchange-traded funds provide the investment convenience, price visibility and liquidity of common stocks.

MUNIPREFERRED(R)
Nuveen MuniPreferred offers investors a AAA rated investment with an attractive tax-free yield for the cash reserves portion of an investment portfolio. MuniPreferred shares are backed 2-to-1 by the long-term portfolios of Nuveen dual-class exchange-traded funds and are available for national as well as a wide variety of state-specific portfolios.

MUTUAL FUNDS
Nuveen offers a family of equity, balanced and municipal bond funds featuring Premier AdvisersSM including Institutional Capital Corporation, Rittenhouse Financial Services, and Nuveen Advisory Corp. Each brings a specialized expertise in a particular investment style or asset class, time-tested investment strategies and a focus on consistent, long-term performance. With Nuveen's Premier Adviser funds, you have all the advantages of a family of funds plus the benefits of specialized investment expertise.

PRIVATE ASSET MANAGEMENT
Rittenhouse Financial Services and Nuveen Asset Management offer comprehensive, customized investment management solutions to investors with assets of $250,000 or more to invest. A range of actively managed growth, balanced and municipal income-oriented portfolios are available, all based upon a disciplined investment philosophy.

DEFINED PORTFOLIOS
Nuveen Defined Portfolios are fixed portfolios of quality securities that are a convenient, attractive alternative to purchasing individual securities. They provide low-cost diversification to reduce risk, while also offering experienced, professional security selection and surveillance. In addition, Nuveen Defined Portfolios provide daily liquidity at that day's net asset value for quick access to your assets.

Fund Information

BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Anthony T. Dean
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606



CUSTODIAN, TRANSFER AGENT
AND SHAREHOLDER SERVICES
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413
(800) 257-8787

LEGAL COUNSEL
Morgan, Lewis &
Bockius LLP
Washington, D.C.

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL



Year 2000
The concern that computer systems may have problems processing date-related information in the year 2000 and beyond has challenged businesses and organizations to thoroughly review all aspects of their operations. We have undertaken just such an approach at Nuveen in preparation for the millennium. Over the last 10 years, our trading, fund management and pricing systems at Nuveen - the systems that directly affect our investors and their financial advisers - have been updated or replaced to address the Year 2000 concerns.

We continue to work closely with our transfer agent, custodian and other service partners to monitor readiness and address other remaining systems issues. Our initial testing indicates we are on schedule, and we have targeted year-end 1998 to complete verification of vendor compliance and service partner readiness. However, we can give no complete assurance at this time that the steps we have taken will be sufficient to prevent any problems that would impact the Nuveen Exchange-Traded Funds.


Each fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the 12-month period ended August 31, 1998. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors for Generations

Photo of: John Nuveen, Sr.

Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today we offer a broad range of quality investments designed for individuals seeking to build and sustain wealth. In fact, more than 1.3 million investors have trusted Nuveen to help them pursue their financial goals.

The cornerstone of Nuveen's investment philosophy is a commitment to disciplined long-term investment strategies focused on providing consistent, attractive performance over time - with moderated risk. We emphasize quality securities carefully chosen through in-depth research, and we follow those securities closely over time to ensure that they continue to meet our exacting standards.

Whether your focus is long-term growth, dependable current income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstances and financial planning needs. Our equity, balanced, and tax-free income funds, along with our defined portfolios and private asset management, can help you build a better, well-diversified portfolio.

Talk with your financial adviser to learn more about how Nuveen investment products and services can help you. Or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before investing.


GRAPHIC:
NUVEEN 1898-1998
OUR SECOND CENTURY
helping investors sustain the wealth of a lifetime.(tm)

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

www.nuveen.com

FAN-2-8-98